PROPERTY AND EQUIPMENT (Details) - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,099,053	$ 813,853	$ 419,678
Less: accumulated depreciation	(176,857)	(107,146)	(54,444)
Total property and equipment, net before leasehold improvements	1,922,196	706,707	365,234
Construction in progress		406,709
Total property and equipment, net	1,922,196	1,113,416	365,234
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	18,899	10,684	8,653
Finance lease equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	544,378	544,378	239,595
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	609,844	258,791	171,430
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	925,932
Construction in progress		406,709
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Construction in progress		$ 406,709